Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Columbia Large Cap Value Fund (Class A)
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Value Fund
Class Name	Class A
Trading Symbol	INDZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Large Cap Value Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611 .
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 109	0.98%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Stock selection
| Selection in the consumer discretionary, consumer staples, communication services, health care
and
information technology sectors helped the Fund’s absolute and relative results the most during the annual period.
Allocations
| Underweights to the consumer discretionary, utilities and health care sectors helped relative results during the annual period.
Individual holdings
| Positions that helped absolute and relative returns included apparel retailer Gap, HVAC systems manufacturer Trane Technologies and semiconductor maker Broadcom.
Top Performance Detractors
Stock selection
| Selection in the utilities, materials and financials sectors hurt relative results.
Allocations
| An underweight to the industrials sector detracted from relative results, as did an overweight to the communication services sector.
Individual holdings
| Positions that hurt absolute and relative results included agricultural chemicals maker FMC, pharmaceutical maker Bristol-Myers Squibb and casino and resort operator Las Vegas Sands.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	23.36	11.69	8.98
Class A (including sales charges)	16.26	10.38	8.34
Russell 1000 Value Index	21.71	10.74	8.61
Russell 1000 Index	28.01	15.42	12.40

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,385,991,850
Holdings Count | Holdings	68
Advisory Fees Paid, Amount	$ 14,565,724
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,385,991,850
Total number of portfolio ho lding s	68
Management services fees (represents 0.64% of Fund average net assets)	$ 14,565,724
Portfolio turnover for the reporting period	17%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	3.7%
Berkshire Hathaway, Inc., Class B	3.2%
Walmart, Inc.	2.8%
Lam Research Corp.	2.3%
Procter & Gamble Co. (The)	2.2%
Chubb Ltd.	2.2%
Linde PLC	2.1%
Citigroup, Inc.	2.1%
EOG Resources, Inc.	2.0%
ConocoPhillips Co.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	3.7%
Berkshire Hathaway, Inc., Class B	3.2%
Walmart, Inc.	2.8%
Lam Research Corp.	2.3%
Procter & Gamble Co. (The)	2.2%
Chubb Ltd.	2.2%
Linde PLC	2.1%
Citigroup, Inc.	2.1%
EOG Resources, Inc.	2.0%
ConocoPhillips Co.	2.0%

Columbia Large Cap Value Fund (Advisor Class)
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Value Fund
Class Name	Advisor Class
Trading Symbol	RDERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Large Cap Value Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$ 82	0.73%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Stock selection
| Selection in the consumer discretionary, consumer staples, communication services, health care and information technology sectors helped the Fund’s absolute and relative results the most during the annual period.
Allocations
| Underweights to the consumer discretionary, utilities and health care sectors helped relative results during the annual period.
Individual holdings
| Positions that helped absolute and relative returns included apparel retailer Gap, HVAC systems manufacturer Trane Technologies and semiconductor maker Broadcom.
Top Performance Detractors
Stock selection
| Selection in the utilities, materials and financials sectors hurt relative results.
Allocations
| An underweight to the industrials sector detracted from relative results, as did an overweight to the communication services sector.
Individual holdings
| Positions that hurt absolute and relative results included agricultural chemicals maker FMC, pharmaceutical maker Bristol-Myers Squibb and casino and resort operator Las Vegas Sands.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class	23.69	11.97	9.26
Russell 1000 Value Index	21.71	10.74	8.61
Russell 1000 Index	28.01	15.42	12.40

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,385,991,850
Holdings Count | Holdings	68
Advisory Fees Paid, Amount	$ 14,565,724
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 2,385,991,850
Total number of portfolio holdings	68
Management services fees (represents 0.64% of Fund average net assets)	$ 14,565,724
Portfolio turnover for the reporting period	17%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	3.7%
Berkshire Hathaway, Inc., Class B	3.2%
Walmart, Inc.	2.8%
Lam Research Corp.	2.3%
Procter & Gamble Co. (The)	2.2%
Chubb Ltd.	2.2%
Linde PLC	2.1%
Citigroup, Inc.	2.1%
EOG Resources, Inc.	2.0%
ConocoPhillips Co.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	3.7%
Berkshire Hathaway, Inc., Class B	3.2%
Walmart, Inc.	2.8%
Lam Research Corp.	2.3%
Procter & Gamble Co. (The)	2.2%
Chubb Ltd.	2.2%
Linde PLC	2.1%
Citigroup, Inc.	2.1%
EOG Resources, Inc.	2.0%
ConocoPhillips Co.	2.0%

Columbia Large Cap Value Fund (Class C)
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Value Fund
Class Name	Class C
Trading Symbol	ADECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Large Cap Value Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 192	1.73%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Stock selection
| Selection in the consumer discretionary, consumer staples, communication services, health care and information technology sectors helped the Fund’s absolute and relative results the most during the annual period.
Allocations
| Underweights to the consumer discretionary, utilities and health care sectors helped relative results during the annual period.
Individual holdings
| Positions that helped absolute and relative returns included apparel retailer Gap, HVAC systems manufacturer Trane Technologies and semiconductor maker Broadcom.
Top Performance Detractors
Stock selection
| Selection in the utilities, materials and financials sectors hurt relative results.
Allocations
| An underweight to the industrials sector detracted from relative results, as did an overweight to the communication services sector.
Individual holdings
| Positions that hurt absolute and relative results included agricultural chemicals maker FMC, pharmaceutical maker Bristol-Myers Squibb and casino and resort operator Las Vegas Sands.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	22.53	10.85	8.17
Class C (including sales charges)	21.53	10.85	8.17
Russell 1000 Value Index	21.71	10.74	8.61
Russell 1000 Index	28.01	15.42	12.40

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,385,991,850
Holdings Count | Holdings	68
Advisory Fees Paid, Amount	$ 14,565,724
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 2,385,991,850
Total number of portfolio holdings	68
Management services fees (represents 0.64% of Fund average net assets)	$ 14,565,724
Portfolio turnover for the reporting period	17%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of F
u
nd net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	3.7%
Berkshire Hathaway, Inc., Class B	3.2%
Walmart, Inc.	2.8%
Lam Research Corp.	2.3%
Procter & Gamble Co. (The)	2.2%
Chubb Ltd.	2.2%
Linde PLC	2.1%
Citigroup, Inc.	2.1%
EOG Resources, Inc.	2.0%
ConocoPhillips Co.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	3.7%
Berkshire Hathaway, Inc., Class B	3.2%
Walmart, Inc.	2.8%
Lam Research Corp.	2.3%
Procter & Gamble Co. (The)	2.2%
Chubb Ltd.	2.2%
Linde PLC	2.1%
Citigroup, Inc.	2.1%
EOG Resources, Inc.	2.0%
ConocoPhillips Co.	2.0%

Columbia Large Cap Value Fund (Institutional Class)
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Value Fund
Class Name	Institutional Class
Trading Symbol	CDVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Large Cap Value Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 82	0.73%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Stock selection
| Selection in the consumer discretionary, consumer staples, communication services, health care and information technology sectors helped the Fund’s absolute and relative results the most during the annual period.
Allocations
| Underweights to the consumer discretionary, utilities and health care sectors helped relative results during the annual period.
Individual holdings
| Positions that helped absolute and relative returns included apparel retailer Gap, HVAC systems manufacturer Trane Technologies and semiconductor maker Broadcom.
Top Performance Detractors
Stock selection
| Selection in the utilities, materials and financials sectors hurt relative results.
Allocations
| An underweight to the industrials sector detracted from relative results, as did an overweight to the communication services sector.
Individual holdings
| Positions that hurt absolute and relative results included agricultural chemicals maker FMC, pharmaceutical maker Bristol-Myers Squibb and casino and resort operator Las Vegas Sands.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	23.72	11.97	9.26
Russell 1000 Value Index	21.71	10.74	8.61
Russell 1000 Index	28.01	15.42	12.40

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,385,991,850
Holdings Count | Holdings	68
Advisory Fees Paid, Amount	$ 14,565,724
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 2,385,991,850
Total number of portfolio holdings	68
Management services fees (represents 0.64% of Fund average net assets)	$ 14,565,724
Portfolio turnover for the reporting period	17%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of
F
und net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	3.7%
Berkshire Hathaway, Inc., Class B	3.2%
Walmart, Inc.	2.8%
Lam Research Corp.	2.3%
Procter & Gamble Co. (The)	2.2%
Chubb Ltd.	2.2%
Linde PLC	2.1%
Citigroup, Inc.	2.1%
EOG Resources, Inc.	2.0%
ConocoPhillips Co.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	3.7%
Berkshire Hathaway, Inc., Class B	3.2%
Walmart, Inc.	2.8%
Lam Research Corp.	2.3%
Procter & Gamble Co. (The)	2.2%
Chubb Ltd.	2.2%
Linde PLC	2.1%
Citigroup, Inc.	2.1%
EOG Resources, Inc.	2.0%
ConocoPhillips Co.	2.0%

Columbia Large Cap Value Fund (Institutional 2 Class)
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Value Fund
Class Name	Institutional 2 Class
Trading Symbol	RSEDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Large Cap Value Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 78	0.70%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Stock selection
| Selection in the consumer discretionary, consumer staples, communication services, health care and information technology sectors helped the Fund’s absolute and relative results the most during the annual period.
Allocations
| Underweights to the consumer discretionary, utilities and health care sectors helped relative results during the annual period.
Individual holdings
| Positions that helped absolute and relative returns included apparel retailer Gap, HVAC systems manufacturer Trane Technologies and semiconductor maker Broadcom.
Top Performance Detractors
Stock selection
| Selection in the utilities, materials and financials sectors hurt relative results.
Allocations
| An underweight to the industrials sector detracted from relative results, as did an overweight to the communication services sector.
Individual holdings
| Positions that hurt absolute and relative results included agricultural chemicals maker FMC, pharmaceutical maker Bristol-Myers Squibb and casino and resort operator Las Vegas Sands.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	23.80	12.02	9.32
Russell 1000 Value Index	21.71	10.74	8.61
Russell 1000 Index	28.01	15.42	12.40

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,385,991,850
Holdings Count | Holdings	68
Advisory Fees Paid, Amount	$ 14,565,724
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 2,385,991,850
Total number of portfolio holdings	68
Management services fees (represents 0.64% of Fund average net assets)	$ 14,565,724
Portfolio turnover for the reporting period	17%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund ne
t ass
ets.
Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top
Holdings
JPMorgan Chase & Co.	3.7%
Berkshire Hathaway, Inc., Class B	3.2%
Walmart, Inc.	2.8%
Lam Research Corp.	2.3%
Procter & Gamble Co. (The)	2.2%
Chubb Ltd.	2.2%
Linde PLC	2.1%
Citigroup, Inc.	2.1%
EOG Resources, Inc.	2.0%
ConocoPhillips Co.	2.0%

Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top
Holdings
JPMorgan Chase & Co.	3.7%
Berkshire Hathaway, Inc., Class B	3.2%
Walmart, Inc.	2.8%
Lam Research Corp.	2.3%
Procter & Gamble Co. (The)	2.2%
Chubb Ltd.	2.2%
Linde PLC	2.1%
Citigroup, Inc.	2.1%
EOG Resources, Inc.	2.0%
ConocoPhillips Co.	2.0%

Columbia Large Cap Value Fund Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Value Fund
Class Name	Institutional 3 Class
Trading Symbol	CDEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Large Cap Value Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 73	0.65%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Stock selection
| Selection in the consumer discretionary, consumer staples, communication services, health care and information technology sectors helped the Fund’s absolute and relative results the most during the annual period.
Allocations
| Underweights to the consumer discretionary, utilities and health care sectors helped relative results during the annual period.
Individual holdings
| Positions that helped absolute and relative returns included apparel retailer Gap, HVAC systems manufacturer Trane Technologies and semiconductor maker Broadcom.
Top Performance Detractors
Stock selection
| Selection in the utilities, materials and financials sectors hurt relative results.
Allocations
| An underweight to the industrials sector detracted from relative results, as did an overweight to the communication services sector.
Individual holdings
| Positions that hurt absolute and relative results included agricultural chemicals maker FMC, pharmaceutical maker Bristol-Myers Squibb and casino and resort operator Las Vegas Sands.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	23.76	12.05	9.37
Russell 1000 Value Index	21.71	10.74	8.61
Russell 1000 Index	28.01	15.42	12.40

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,385,991,850
Holdings Count | Holdings	68
Advisory Fees Paid, Amount	$ 14,565,724
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 2,385,991,850
Total number of portfolio holdings	68
Management services fees (represents 0.64% of Fund average net assets)	$ 14,565,724
Portfolio turnover for the reporting period	17%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of
Fund
net
assets. Derivatives
are
excl
uded
from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	3.7%
Berkshire Hathaway, Inc., Class B	3.2%
Walmart, Inc.	2.8%
Lam Research Corp.	2.3%
Procter & Gamble Co. (The)	2.2%
Chubb Ltd.	2.2%
Linde PLC	2.1%
Citigroup, Inc.	2.1%
EOG Resources, Inc.	2.0%
ConocoPhillips Co.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	3.7%
Berkshire Hathaway, Inc., Class B	3.2%
Walmart, Inc.	2.8%
Lam Research Corp.	2.3%
Procter & Gamble Co. (The)	2.2%
Chubb Ltd.	2.2%
Linde PLC	2.1%
Citigroup, Inc.	2.1%
EOG Resources, Inc.	2.0%
ConocoPhillips Co.	2.0%